Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Other receivables	$ 2,050,000
Total other receivables	$ 2,050,000